Leases (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Rent expense	$ 1,124	$ 397	$ 674
Anta Agreement [Member]
Statement [Line Items]
Rent expense	$ 213	$ 257	$ 254